Exhibit 99.12

j.p. morgan acceptance corporation ii abs-15g

Seller Loan ID	JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
(redacted)	304874853	Total Debt to Income Ratio	(redacted)	(redacted)	Approved DTI (redacted), variance < (redacted) is non-material. Source of Tape Value is unknown.
(redacted)	304874853	Appraised Value	(redacted)	(redacted)	Tape Value is the sales price. Review Value is the appraisal value.
(redacted)	304874853	QM/ATR Designation	Not Covered / Exempt	QM (APOR) / Non-HPML	Purchase transaction of primary residence is subject to compliance testing. Source of Tape Value is unknown.